Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Balance, at the beginning of the year	€ 12,407
Balance, at the end of the year	9,194	€ 12,407
Biomarkers and databases
Intangible assets
Impairment expense	1,100
Internally generated /acquired | Biomarkers
Intangible assets
Balance, at the beginning of the year	3,174
Balance, at the end of the year	1,545	3,174
Internally generated /acquired | Database
Intangible assets
Balance, at the beginning of the year	6,506
Reclass	229
Balance, at the end of the year	6,396	6,506
Purchased | Rights, licenses, software
Intangible assets
Balance, at the beginning of the year	2,727
Balance, at the end of the year	1,253	2,727
Cost
Intangible assets
Balance, at the beginning of the year	28,040	21,534
Additions	2,787	6,657
Deconsolidation		(151)
Balance, at the end of the year	30,827	28,040
Cost | Internally generated /acquired | Biomarkers
Intangible assets
Balance, at the beginning of the year	13,922	12,022
Additions	749	1,900
Reclass	297
Balance, at the end of the year	14,374	13,922
Cost | Internally generated /acquired | Database
Intangible assets
Balance, at the beginning of the year	9,219	6,502
Additions	1,652	2,717
Reclass	(297)
Balance, at the end of the year	11,168	9,219
Cost | Purchased | Rights, licenses, software
Intangible assets
Balance, at the beginning of the year	4,899	3,010
Additions	386	2,040
Deconsolidation		(151)
Balance, at the end of the year	5,285	4,899
Accumulated depreciation, amortization and impairment
Intangible assets
Balance, at the beginning of the year	(15,633)	(7,389)
Deconsolidation		(124)
Amortization and impairment	6,000	8,368
Balance, at the end of the year	(21,633)	(15,633)
Accumulated depreciation, amortization and impairment | Internally generated /acquired | Biomarkers
Intangible assets
Balance, at the beginning of the year	(10,748)	(3,831)
Deconsolidation	68
Amortization and impairment	2,149	6,917
Balance, at the end of the year	(12,829)	(10,748)
Accumulated depreciation, amortization and impairment | Internally generated /acquired | Database
Intangible assets
Balance, at the beginning of the year	(2,713)	(1,770)
Deconsolidation	(68)
Amortization and impairment	1,991	943
Balance, at the end of the year	(4,772)	(2,713)
Accumulated depreciation, amortization and impairment | Purchased | Rights, licenses, software
Intangible assets
Balance, at the beginning of the year	(2,172)	(1,788)
Deconsolidation		(124)
Amortization and impairment	1,860	508
Balance, at the end of the year	€ (4,032)	€ (2,172)